New York Life Insurance Company 51 Madison Avenue New York, NY 10010 732-589-6335 E-mail: mary_najem@newyorklife.com www.newyorklife.com Mary E. Najem Assistant General Counsel

VIA EDGAR

May 3, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Universal Life Separate Account – I

File No. 333-222196

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Pre-Effective Amendment No. 12 on Form N-6 that was filed by the Registrant on April 8, 2022 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 8, 2022.

If you have any questions regarding this submission, please contact the undersigned at 732-589-6335.

Very truly yours,

/s/ Mary E. Najem
Mary E. Najem
Assistant General Counsel